Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related party [Abstract]
Related Party Transactions
Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors. Compensation expense for key management personnel was as follows:

	Years ended June 30,
	2019	2018
	$	$
Management compensation (1)	7,446	5,284
Directors’ fees (2)	349	210
Share-based compensation (3)	20,132	14,608
	27,927	20,102

(1)	As of June 30, 2019, $2.6 million is payable or accrued for key management compensation (June 30, 2018 - $1.1 million).

(2)	Includes meeting fees and committee chair fees.

(3)	Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 16).

The following is a summary of the significant transactions with related parties:

	Years ended June 30,		Balance receivable (payable) at June 30,
	2019	2018	2019	2018
	$	$	$	$
Consulting fees (1)	6,696	5,364	—	(24)
Marketing fees (2)	3,784	2,210	—	(1,976)
Accounts receivable from associates	—	—	—	1,554
Loan receivable from a joint arrangement (3)	—	—	—	3,444
	10,480	7,574	—	2,998

(1)	Operational and administrative service fees paid or accrued to a company having a former director in common with the Company, pursuant to an agreement with CanvasRx

(2)	Marketing fees paid to a company partially owned by a former officer of the Company

(3)	Business transactions carried out with associates and joint arrangements